Supplement, dated July 2, 1998, to the prospectus, dated May 1, 1998 of
                     Seligman Portfolios, Inc. (the "Fund")


      The following information supersedes and replaces any contrary information in the Fund's prospectus.

      On June 30, 1998, the shareholders of each of the Seligman Henderson Portfolios of the Fund approved a Subadvisory Agreement between the Manager and Henderson Investment Management Limited (the "New Subadviser"). The Fund's prior subadvisory arrangements with Seligman Henderson Co. terminated on June 30, 1998. The Subadvisory Agreement, which became effective on July 1, 1998, provides that the New Subadviser will furnish investment advice, research and assistance with respect to the Seligman Henderson Portfolios' non-U.S. investments. The Manager shall be responsible for any U.S. investments and has overall responsibility for the management of the Portfolios.

      The New Subadviser, a wholly owned subsidiary of Henderson plc, is headquartered in the United Kingdom. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. Under the new arrangements, the same personnel who provided investment management services to the Fund on behalf of Seligman Henderson Co., the prior subadviser, shall continue to do so.

      The New Subadviser receives for its services, in respect of each Seligman Henderson Portfolio, a monthly fee from the Manager. The fee is calculated at an annual rate of 0.50% of each Portfolio's average monthly assets under the New Subadviser's supervision. The Subadvisory Agreement provides that it will continue until December 31, 1999 and, thereafter, is subject to the annual approval of the Fund's Board of Directors.

      The subadvisory fee under these arrangements is paid by the Manager from its own management fee and will not increase the fees payable by any Portfolio.

PORT1-7/98

                     Supplement, dated July 2, 1998, to the
            Statement of Additional Information, dated May 1, 1998
                                       of
                     Seligman Portfolios, Inc. (the "Fund")


      The following information supersedes and replaces any contrary information in the Fund's Statement of Additional Information.

      On June 30, 1998, the shareholders of each of the Seligman Henderson Portfolios of the Fund approved a Subadvisory Agreement between the Manager and Henderson Investment Management Limited (the "New Subadviser"). The Fund's prior subadvisory arrangements with Seligman Henderson Co. terminated on June 30, 1998. The Subadvisory Agreement, which became effective on July 1, 1998, provides that the New Subadviser will furnish investment advice, research and assistance with respect to the Seligman Henderson Portfolios' non-U.S. investments. The Manager shall be responsible for any U.S. investments and has overall responsibility for the management of the Portfolios.

      The New Subadviser, a wholly owned subsidiary of Henderson plc, is headquartered in the United Kingdom. Henderson plc is a subsidiary of AMP Limited, an Australian life insurance and financial services company. Under the new arrangements, the same personnel who provided investment management services to the Fund on behalf of Seligman Henderson Co., the prior subadviser, shall continue to do so.

      The New Subadviser receives for its services, in respect of each Seligman Henderson Portfolio, a monthly fee from the Manager. The fee is calculated at an annual rate of 0.50% of each Portfolio's average monthly assets under the New Subadviser's supervision. The Subadvisory Agreement provides that it will continue until December 31, 1999 and, thereafter, is subject to the annual approval of the Fund's Board of Directors.

      The subadvisory fee under these arrangements is paid by the Manager from its own management fee and will not increase the fees payable by any Portfolio.

PORT1-7/98